American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2021

Heritage - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Auto Components — 1.1%
Aptiv plc	468,693	62,617,385
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	64,024	58,702,965
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.(1)	742,131	35,659,394
Alnylam Pharmaceuticals, Inc.(1)	407,898	61,380,491
Argenx SE, ADR(1)	135,792	39,789,772
Natera, Inc.(1)	307,378	32,778,790
Seagen, Inc.(1)	274,497	45,091,622
Turning Point Therapeutics, Inc.(1)	270,138	33,899,618
		248,599,687
Building Products — 1.0%
Trane Technologies plc	423,400	60,694,390
Capital Markets — 3.5%
LPL Financial Holdings, Inc.	553,920	60,011,693
MarketAxess Holdings, Inc.	106,480	57,580,125
MSCI, Inc.	213,928	84,565,738
		202,157,556
Chemicals — 1.2%
Albemarle Corp.	231,321	37,626,674
Element Solutions, Inc.	1,761,892	30,005,021
		67,631,695
Communications Equipment — 3.6%
Arista Networks, Inc.(1)	297,734	91,571,069
F5 Networks, Inc.(1)	591,498	115,904,033
		207,475,102
Containers and Packaging — 2.7%
Avery Dennison Corp.	589,502	88,938,167
Ball Corp.	736,946	64,865,987
		153,804,154
Distributors — 0.8%
LKQ Corp.(1)	1,249,055	43,829,340
Electrical Equipment — 4.0%
AMETEK, Inc.	682,362	77,284,320
Generac Holdings, Inc.(1)	100,382	24,736,132
nVent Electric plc	1,989,500	44,525,010
Rockwell Automation, Inc.	145,260	36,101,468
Sensata Technologies Holding plc(1)	914,181	49,822,865
		232,469,795
Electronic Equipment, Instruments and Components — 4.8%
Cognex Corp.	1,843,079	151,372,078
Keysight Technologies, Inc.(1)	879,437	124,519,485
		275,891,563
Entertainment — 3.7%
Live Nation Entertainment, Inc.(1)	669,805	44,508,542
Roku, Inc.(1)	258,552	100,584,484
Zynga, Inc., Class A(1)	6,679,904	66,197,849
		211,290,875

Health Care Equipment and Supplies — 6.6%
Align Technology, Inc.(1)	235,760	123,863,589
DexCom, Inc.(1)	124,915	46,824,388
IDEXX Laboratories, Inc.(1)	191,045	91,449,421
Teleflex, Inc.	312,761	118,107,936
		380,245,334
Health Care Providers and Services — 3.5%
Amedisys, Inc.(1)	249,667	71,731,826
Encompass Health Corp.	1,592,723	128,054,929
		199,786,755
Health Care Technology — 3.3%
Teladoc Health, Inc.(1)	324,643	85,650,563
Veeva Systems, Inc., Class A(1)	379,742	104,975,878
		190,626,441
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	46,780	69,234,400
Las Vegas Sands Corp.	1,281,450	61,624,931
		130,859,331
Household Durables — 0.8%
D.R. Horton, Inc.	604,192	46,401,946
Insurance — 0.7%
SelectQuote, Inc.(1)	1,961,668	41,430,428
Interactive Media and Services — 1.6%
Match Group, Inc.(1)	678,858	94,945,080
Internet and Direct Marketing Retail — 0.8%
Chewy, Inc., Class A(1)	483,073	49,186,493
IT Services — 4.7%
Square, Inc., Class A(1)	485,380	104,822,665
Twilio, Inc., Class A(1)	463,608	166,634,623
		271,457,288
Leisure Products — 0.7%
Peloton Interactive, Inc., Class A(1)	285,178	41,673,061
Life Sciences Tools and Services — 2.6%
Mettler-Toledo International, Inc.(1)	86,170	100,655,177
Repligen Corp.(1)	244,420	48,884,000
		149,539,177
Machinery — 3.5%
Graco, Inc.	674,083	46,471,282
Parker-Hannifin Corp.	361,056	95,539,028
Rexnord Corp.	858,655	32,508,678
Westinghouse Air Brake Technologies Corp.	416,046	30,874,774
		205,393,762
Personal Products — 1.4%
Shiseido Co. Ltd.	1,225,400	80,413,925
Pharmaceuticals — 1.8%
Horizon Therapeutics plc(1)	719,753	52,167,697
Jazz Pharmaceuticals plc(1)	340,587	52,961,279
		105,128,976
Professional Services — 2.6%
CoStar Group, Inc.(1)	54,579	49,105,272
TransUnion	493,290	42,935,962
Verisk Analytics, Inc.	311,003	57,069,050
		149,110,284
Semiconductors and Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(1)	558,036	47,790,203

Marvell Technology Group Ltd.	1,886,045	97,055,876
Skyworks Solutions, Inc.	701,744	118,770,172
Teradyne, Inc.	829,780	94,163,434
Xilinx, Inc.	480,456	62,733,140
		420,512,825
Software — 17.0%
Atlassian Corp. plc, Class A(1)	260,818	60,282,864
Cadence Design Systems, Inc.(1)	1,398,765	182,384,968
Coupa Software, Inc.(1)	297,722	92,255,116
DocuSign, Inc.(1)	325,299	75,758,884
Envestnet, Inc.(1)	543,914	41,734,521
HubSpot, Inc.(1)	255,058	94,932,588
Manhattan Associates, Inc.(1)	951,904	107,784,090
Palo Alto Networks, Inc.(1)	382,937	134,315,153
RingCentral, Inc., Class A(1)	302,568	112,833,659
Splunk, Inc.(1)	499,345	82,406,905
		984,688,748
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	380,876	94,800,036
Carvana Co.(1)	137,277	35,855,380
Five Below, Inc.(1)	318,489	55,968,072
Lithia Motors, Inc., Class A	218,921	69,765,744
		256,389,232
Textiles, Apparel and Luxury Goods — 1.3%
lululemon athletica, Inc.(1)	236,456	77,718,358
Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	145,745	53,108,021
TOTAL COMMON STOCKS (Cost $3,857,723,853)		5,753,779,972
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $8,784,548), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $8,608,917)		8,608,896
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/28, valued at $14,640,084), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $14,353,036)		14,353,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,794	34,794
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,996,690)		22,996,690
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,880,720,543)		5,776,776,662
OTHER ASSETS AND LIABILITIES — 0.1%		7,240,035
TOTAL NET ASSETS — 100.0%		$5,784,016,697

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	197,411,940	USD	1,915,187	Bank of America N.A.	3/31/21	$(29,372)
JPY	287,846,460	USD	2,781,125	Bank of America N.A.	3/31/21	(31,416)
JPY	314,315,100	USD	3,057,409	Bank of America N.A.	3/31/21	(54,853)
JPY	262,480,680	USD	2,528,414	Bank of America N.A.	3/31/21	(21,016)
JPY	200,720,520	USD	1,924,506	Bank of America N.A.	3/31/21	(7,084)
USD	3,989,274	JPY	413,572,500	Bank of America N.A.	3/31/21	38,543
USD	78,107,287	JPY	8,100,506,700	Bank of America N.A.	3/31/21	725,628
USD	3,404,880	JPY	350,709,480	Bank of America N.A.	3/31/21	54,660
						$675,090

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,673,366,047	80,413,925	—
Temporary Cash Investments	34,794	22,961,896	—
	5,673,400,841	103,375,821	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	818,831	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	143,741	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.